Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net
4.	Accounts Receivable, Net

The following summarizes the Group’s accounts receivable as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	644,729	459,950
Less: Allowance for doubtful accounts	(45,449)	(61,981)

Accounts receivable, net	599,280	397,969

The amount of payments to search engines on behalf of customers included in accounts receivable was RMB449,411 and RMB283,687 as of December 31, 2017 and 2018, respectively.

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	(20,959)	(45,449)
Charged to costs and expenses	(24,490)	(16,532)

Balance at end of the year	(45,449)	(61,981)